     As filed with the Securities and Exchange Commission on April 28, 2000
                                                       1933 Act File No. 2-36431
                                                      1940 Act File No. 811-2032

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 40

                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 30


                        MFS(R) GROWTH OPPORTUNITIES FUND
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 29, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on [date] pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                         MFS(R)GROWTH OPPORTUNITIES FUND

             SUPPLEMENT DATED MAY 1, 2000 TO THE CURRENT PROSPECTUS

     This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated May 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     PERFORMANCE TABLE. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                                 1 YEAR      5 YEAR    10 YEAR
                                                 ------      ------    -------
     Class I shares                               33.09%     28.36%      17.21%
     Standard & Poor's 500 Composite Index*+      21.04%     28.56%      18.21%
     Average multi-cap growth fund++              52.30%     28.55%      19.17%

---------------------------

* The Standard & Poor's 500 Composite Index is a broad-based, unmanaged but commonly used measure of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The investment return and principal value of stocks fluctuate with changes in market conditions.

+    Source:  Standard & Poor's Micropal, Inc.

++   Source:  Lipper Inc.


The fund commenced investment operations on September 9, 1970 with the offering of class A shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Class I share performance generally would have been higher than class A share performance had class I shares been offered for the entire period, because operating expenses (e.g., distribution and service fees) attributable to class I shares are lower than those of class A shares.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" described the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees............................................... 0.42%

     Distribution and Service (12b-1) Fees......................... 0.00%

     Other Expenses(1)............................................. 0.20%

     Total Annual Fund Operating Expenses.......................... 0.62%

-----------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" would be 0.59% for Class I shares.

     EXAMPLE OF EXPENSES. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods.

     o Your investment has a 5% return each year and dividends and other distributions are reinvested.

     o   The fund's operating expenses remain the same.


         SHARE CLASS       YEAR 1        YEAR 3         YEAR 5        YEAR 10
         -----------       ------        ------         ------        -------

       Class I shares        $63          $199           $346           $774

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates; and

     o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds.

In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.


5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

FINANCIAL HIGHLIGHTS - CLASS I SHARES
                                                                  PERIOD ENDED
                                        YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                            1999       1998           1997*
                                            ----       ----       -------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period      $15.95     $13.91          $12.84
                                           ------     ------          ------
Income from investment operations# -
    Net investment income (loss)           $ 0.00**   $(0.01)        $  0.00**
    Net realized and unrealized gain
      on investments and foreign
      currency transactions                  5.00       3.96            3.07
                                           ------     ------          ------
      Total from investment operations     $ 5.00     $ 3.95          $ 3.07
                                           ------     ------          ------
Less distributions declared to shareholders
    from net realized gain on investments
    and foreign currency transactions      $(1.87)    $(1.91)         $(2.00)
                                           ------     ------          ------
Net asset value - end of period            $19.08     $15.95          $13.91
                                           ------     ------          ------
Total return                                33.09%     29.45%          24.65++
Ratios (to average net assets)/
 Supplemental data:
    Expenses##                               0.62%      0.63%           0.65%+
    Net investment income (loss)            (0.01)%    (0.06)%          0.01%+
Portfolio turnover                             87%        79%             60%
Net assets at end of period (000 Omitted)  $6,625     $5,100          $3,909

----------------------------------------
 *For the period from the inception of Class I, January 2, 1997, through
  December 31, 1997.
**Per share amount was less than $0.01.
 +Annualized.
++Not annualized.
 #Per share data are based on average shares outstanding.
##Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.


                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2000.

                                                --------------------------------
                                                MFS(R) GROWTH OPPORTUNITIES FUND
                                                --------------------------------
                                                MAY 1, 2000


                                                                      PROSPECTUS

                                           CLASS A SHARES OF BENEFICIAL INTEREST
                                           CLASS B SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

This Prospectus describes the MFS Growth Opportunities Fund. The investment objective of the fund is growth of capital.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

-------------------
TABLE OF CONTENTS
-------------------
                                                                    Page
  I           Risk Return Summary ............................         1
  II          Expense Summary ................................         5
  III         Certain Investment Strategies and Risks ........         7
  IV          Management of the Fund .........................         8
  V           Description of Share Classes ...................         9
  VI          How to Purchase, Exchange and Redeem Shares ....        13
  VII         Investor Services and Programs .................        17
  VIII        Other Information ..............................        19

  IX          Financial Highlights ...........................        21

              Appendix A -- Investment Techniques and
                             Practices .......................        A-1

-----------------------------
  I  RISK RETURN SUMMARY
-----------------------------

o    INVESTMENT OBJECTIVE

     The fund's investment objective is to provide growth of capital. The Fund's objective may be changed without shareholder approval.

o    PRINCIPAL INVESTMENT POLICIES

     The fund invests, under normal market conditions, at least 65% of its total assets in common stock and equity related securities, such as preferred stock, convertible securities and depositary receipts, of companies which the fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS or the adviser), believes possess above-average growth opportunities. The fund also invests in fixed income securities when relative values or economic conditions make these securities attractive. The fund's investments may include securities traded in the over-the-counter markets.

     Growth companies are companies that MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

     o  a strong franchise, strong cash flows and a recurring revenue stream

     o  a solid industry position, where there is

        >  potential for high profit margins

        >  substantial barriers to new entry in the industry

     o  a strong management team with a clearly defined strategy

     o  a catalyst which may accelerate growth


    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the fund's portfolio manager and MFS' large group of equity research analysts.


      Consistent with its investment policies, the fund may invest in foreign securities through which it may have exposure to foreign currencies.

o   PRINCIPAL RISKS OF AN INVESTMENT


    The principal risks of investing in the fund and the circumstances reasonably likely to cause the value of your investment in the fund to decline are described below. The share price of the fund generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its objective, that are not described here. The principal risks of investing in the fund are:


     o Market Risk: This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Growth Companies Risk: Prices of growth company securities held by the fund may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.


     o Over-the-Counter Risk: Equity securities and fixed income securities purchased by the fund may be traded in the over-the- counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange traded securities. The value of OTC securities may be more volatile than exchange traded securities. These factors could have a negative impact on the value of an OTC security and therefore on the fund's performance.


     o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        >  Foreign markets may be less liquid and more volatile than U.S.
           markets.

        > Foreign securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings.

     o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund's portfolio will generally rise.

     o Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the fund's fixed income investments will affect the volatility of the fund's share price.

     o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     o As with any mutual fund, you could lose money on your investment in the fund.

    An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table below are intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows how the fund's performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The fund's past performance does not necessarily indicate how the fund will perform in the future.

    BAR CHART

    The bar chart shows changes in the annual total returns of the fund's class A shares. The chart and related notes do not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares, but do include the reinvestment of distributions. Any sales charge will reduce your return. The return of the fund's other classes of shares will differ from the class A returns shown in the bar chart, depending upon the expenses of those classes.

     [Graphic Omitted]

     1990    1991    1992    1993    1994    1995    1996   1997  1998    1999
     ----    ----    ----    ----    ----    ----    ----   ----  ----    ----
     (4.36)% 22.41%  7.70%  16.19%  (4.15)%  34.49% 21.86% 23.28% 29.17%  32.82%


      During the period shown in the bar chart, the highest quarterly return was 30.17% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (13.63)% (for the calendar quarter ended September 30, 1998).


    PERFORMANCE TABLE


    This table shows how the average annual total returns of each class of the fund compares to one or more broad measures of market performance and assumes the reinvestment of distributions.

    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999
    ..........................................................................
                                                 1 Year      5 Year     10 Year
    Class A shares                                25.19%      26.72%      16.46%
    Class B shares                                27.73%      26.96%      16.50%
    Standard & Poor's 500 Composite Index*+       21.04%      28.56%      18.21%
    Average multi-cap growth fund++               52.30%      28.55%      19.17%

    ------
     + Source: Standard & Poor's Micropal, Inc.
    ++ Source: Lipper Inc.
     * The Standard & Poor's 500 Composite Index is a broad-based, unmanaged but commonly used measure of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over the counter market. The investment return and principal value of stocks fluctuate with changes in market conditions.

    Class B share performance takes into account the deduction of the applicable contingent deferred sales charge (referred to as a CDSC), which declines over six years from 4% to 0%.

      The fund commenced investment operations on September 9, 1970 with the offering of class A shares, and subsequently offered class B shares on September 7, 1993. Class B share performance includes the performance of the fund's class A shares for periods prior to the offering of class B shares. This blended class B share performance has been adjusted to take into account the CDSC applicable to class B shares, rather than the initial sales charge (load) applicable to class A shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses (e.g., distribution and service fees). Because operating expenses attributable to class B shares are higher than those of class A shares, this blended class B performance is higher than the performance of class B shares would have been had class B shares been offered for the entire period.

--------------------------
  II  EXPENSE SUMMARY
--------------------------

o   EXPENSE TABLE

    This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

    SHAREHOLDER FEES (fees paid directly from your investment)
    ..........................................................................
                                                             CLASS A    CLASS B

    Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price) .........................    5.75%      0.00%

    Maximum Deferred Sales Charge (Load) (as a percentage
    of original purchase price or redemption proceeds,
    whichever is less) ....................................See Below(1)   4.00%

    ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
    ..........................................................................

    Management Fees .......................................    0.42%      0.42%

    Distribution and Service (12b-1) Fees(2) ..............    0.18%      1.00%


    Other Expenses(3) .....................................    0.20%      0.20%
                                                               -----      -----
    Total Annual Fund Operating Expenses ..................    0.80%      1.62%


    ------
    (1) An initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in this case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months.
    (2) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class A and B shares and the services provided to you by your financial adviser (referred to as distribution and service fees).

    (3) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" would be 0.77% and 1.59% for class A and class B, respectively.

o   EXAMPLE OF EXPENSES

    These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The examples assume that:

    o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

    o   The fund's operating expenses remain the same.

    Although your actual costs may be higher or lower, under these assumptions your costs would be:


    SHARE CLASS                            YEAR 1     YEAR 3    YEAR 5   YEAR 10
    ----------------------------------------------------------------------------

    Class A shares                          $652       $816     $  994    $1,508
    Class B shares(1)
    Assuming redemption at end of period    $565       $811     $1,081    $1,702
    Assuming no redemption                  $165       $511     $  881    $1,702

    ------
    (1) Class B shares convert to class A shares approximately eight years after purchase; therefore years nine and ten reflect class A expenses.

-------------------------------------------------
 III  CERTAIN INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------


o   FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

    The fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the fund may engage including the principal investment techniques and practices described above are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the fund's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

o   TEMPORARY DEFENSIVE POLICIES

    The fund may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While the fund invests defensively, it may not be able to pursue its investment objective. The fund's defensive investment position may not be effective in protecting its value.

o   ACTIVE OR FREQUENT TRADING

    The fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction cost, which could detract from the fund's performance.

---------------------------------------
  IV  MANAGEMENT OF THE FUND
---------------------------------------

o   INVESTMENT ADVISER


    Massachusetts Financial Services Company (referred to as MFS or the adviser) is the fund's investment adviser. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $150.66 billion as of March 31, 2000. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

      MFS provides investment management and related administrative services and facilities to the fund, including portfolio management and trade execution. For these services, the fund pays MFS an annual management fee equal to 0.50% of the first $200 million of the fund's average daily net assets and 0.40% of the fund's average daily net assets in excess of $200 million. For the fiscal year ended December 31, 1999, the fund paid MFS an aggregate management fee equal to the management fee ratio as set forth in the "Expense Summary."


o   PORTFOLIO MANAGER


    The fund's portfolio manager is Paul M. McMahon, a Senior Vice President of MFS. Mr. McMahon has been the portfolio manager of the fund since January of 1992 and has been employed in the investment management area of MFS since 1981.


o   ADMINISTRATOR

    MFS provides the fund with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by the fund for a portion of the costs it incurs in providing these services.

o   DISTRIBUTOR

    MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund.

o   SHAREHOLDER SERVICING AGENT

    MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the fund, for which it receives compensation from the fund.

-------------------------------------
  V  DESCRIPTION OF SHARE CLASSES
-------------------------------------

    The Fund offers class A and B shares through this prospectus. The Fund also offers an additional class of shares, class I shares, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to institutional investors eligible to purchase them.

o   SALES CHARGES

    You may be subject to an initial sales charge when you purchase, or a CDSC when you redeem, class A or B shares. These sales charges are described below. In certain circumstances, these sales charges are waived. These circumstances are described in the SAI. Special considerations concerning the calculation of the CDSC that apply to each of these classes of shares are described below under the heading "Calculation of CDSC."

    If you purchase your fund shares through a financial adviser (such as a broker or bank), the adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees, or from MFS or MFD. These commissions and concessions are described in the SAI.

o   CLASS A SHARES

    You may purchase class A shares at net asset value plus an initial sales charge (referred to as the offering price), but in some cases you may purchase class A shares without an initial sales charge but subject to a 1% CDSC upon redemption within one year. Class A shares have annual distribution and service fees up to a maximum of 0.35% of net assets annually.

    PURCHASES SUBJECT TO AN INITIAL SALES CHARGE. The amount of the initial sales charge you pay when you buy class A shares differs depending upon the amount you invest, as follows:

                                          SALES CHARGE* AS PERCENTAGE OF:
                                           -----------------------------
                                             Offering        Net Amount
    Amount of Purchase                         Price          Invested
    Less than $50,000                          5.75%           6.10%
    $50,000 but less than $100,000             4.75            4.99

    $100,000 but less than $250,000            4.00            4.17
    $250,000 but less than $500,000            2.95            3.04

    $500,000 but less than $1,000,000          2.20            2.25
    $1,000,000 or more                         None**          None**

    ------
     * Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
    **  A 1% CDSC will apply to such purchases, as discussed below.

    PURCHASES SUBJECT TO A CDSC (BUT NOT AN INITIAL SALES CHARGE). You pay no initial sales charge when you invest $1 million or more in class A shares. However, a CDSC of 1% will be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

    In addition, purchases made under the following four categories are not subject to an initial sales charge; however, a CDSC of 1% will be deducted from redemption proceeds if the redemption is made within 12 months of purchase:


    o Investments in class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended (referred to as ERISA), if, prior to July 1, 1996

        >   the plan had established an account with MFSC; and

        > the sponsoring organization had demonstrated to the satisfaction of MFD that either;

            + the employer had at least 25 employees; or

            + the total purchases by the retirement plan of class A shares of the MFS Family of Funds (the MFS Funds) would be in the amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion.

    o Investments in class A shares by certain retirement plans subject to ERISA, if


        > the retirement plan and/or sponsoring organization participates in the MFS Corporate Plan Services 401(k) Plan or any similar recordkeeping system made available by MFSC (referred to as the MFS participant recordkeeping system);


        >   the plan establishes an account with MFSC on or after July 1, 1996;


        > the total purchases by the retirement plan (or by multiple plans maintained by the same plan sponsor) of class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion; and

    o Investments in class A shares by certain retirement plans subject to ERISA, if


        >   the plan establishes an account with MFSC on or after July 1, 1996;
            and


        > the plan has, at the time of purchase, either alone or in aggregate with other plans maintained by the same plan sponsor, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds.

            THE RETIREMENT PLANS WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLANS OR THEIR SPONSORING ORGANIZATION INFORM MFSC PRIOR TO THE PURCHASES THAT THE PLANS HAVE A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS; MFSC HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH PLANS QUALIFY UNDER THIS CATEGORY; AND


    o Investments in class A shares by certain retirement plans subject to ERISA, if


        > the plan established an account with MFSC between July 1, 1997 and December 31,1999;

        >   the plan records are maintained on a pooled basis by MFSC; and


        > the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

o   CLASS B SHARES

    You may purchase class B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years you may be subject to a CDSC (declining from 4.00% during the first year to 0% after six years). Class B shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually.

    The CDSC is imposed according to the following schedule:

                                                             CONTINGENT DEFERRED
    YEAR OF REDEMPTION AFTER PURCHASE                            SALES CHARGE
--------------------------------------------------------------------------------

    First                                                             4%
    Second                                                            4%
    Third                                                             3%
    Fourth                                                            3%
    Fifth                                                             2%
    Sixth                                                             1%
    Seventh and following                                             0%

    If you hold class B shares for approximately eight years, they will convert to class A shares of the fund. All class B shares you purchased through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any class B shares in your account convert to class A shares, a proportionate number of the class B shares in the sub-account will also convert to class A shares.

o   CALCULATION OF CDSC

    As discussed above, certain investments in class A and B shares will be subject to a CDSC. Three different aging schedules apply to the calculation of the CDSC:

    o Purchases of class A shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

    o Purchases of class B shares on or after January 1, 1993, made on any day during a calendar month will age one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

    o Purchases of class B shares prior to January 1, 1993 made on any day during a calendar year will age one year at the close of business on December 31 of that year, and each subsequent year.

        No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

          The CDSC will be applied in a manner that results in the CDSC being imposed at the lowest possible rate, which means that the CDSC will be applied against the lesser of your direct investment or the total cost of your shares. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

o   DISTRIBUTION AND SERVICE FEES

    The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class A and B shares and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 0.35% for class A shares (a 0.10% distribution fee and a 0.25% service fee) and 1.00% for class B shares (a 0.75% distribution fee and a 0.25% service fee), and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. The 0.10% per annum class A distribution fee is currently not being imposed and will be paid by the fund when the Trustees of the fund approve the fee. For class A shares purchased prior to March 1, 1991, the service fee is 0.15% per annum.

----------------------------------------------------
  VI  HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES
----------------------------------------------------
    You may purchase, exchange and redeem class A and B shares of the fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described in the next section under the caption "Investor Services and Programs."

o   HOW TO PURCHASE SHARES

    INITIAL PURCHASE. You can establish an account by having your financial adviser process your purchase. The minimum initial investment is $1,000. However, in the following circumstances the minimum initial investment is only $50 per account:

    o   if you establish an automatic investment plan;

    o   if you establish an automatic exchange plan; or

    o   if you establish an account under either:

        > tax-deferred retirement programs (other than IRAs) where investments are made by means of group remittal statements; or

        >   employer sponsored investment programs.

    The minimum initial investment for IRAs is $250 per account.

    ADDING TO YOUR ACCOUNT. There are several easy ways you can make additional investments of at least $50 to your account:

    o   send a check with the returnable portion of your statement;

    o   ask your financial adviser to purchase shares on your behalf;

    o wire additional investments through your bank (call MFSC first for instructions); or

    o authorize transfers by phone between your bank account and your MFS account (the maximum purchase amount for this method is $100,000). You must elect this privilege on your account application if you wish to use it.

o   HOW TO EXCHANGE SHARES


    You can exchange your shares for shares of the same class of certain other MFS funds at net asset value by having your financial adviser process your exchange request or by contacting MFSC directly. The minimum exchange amount is generally $1,000 ($50 for exchanges made under the automatic exchange plan). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

      Sales charges may apply to exchanges made from the MFS money market funds. Certain qualified retirement plans may make exchanges between the MFS funds and the MFS Fixed Fund, a bank collective investment fund, and sales charges may also apply to these exchanges. Call MFSC for information concerning these sales charges.

      Exchanges may be subject to certain limitations and are subject to the MFS funds' policies concerning excessive trading practices, which are policies designed to protect the funds and their shareholders from the harmful effect of frequent exchanges. These limitations and policies are described below under the captions "Right to Reject or Restrict Purchase and Exchange Orders" and "Excessive Trading Practices." You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in objectives, policies and rules before making any exchange.


o   HOW TO REDEEM SHARES

    You may redeem your shares either by having your financial adviser process your redemption or by contacting MFSC directly. The fund sends out your redemption proceeds within seven days after your request is received in good order. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered. In addition, you need to have your signature guaranteed and/or submit additional documentation to redeem your shares. See "Signature Guarantee/ Additional Documentation" below, or contact MFSC for details (see back cover page for address and phone number).

      Under unusual circumstances such as when the New York Stock Exchange is closed, trading on the Exchange is restricted or if there is an emergency, the fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

    REDEEMING DIRECTLY THROUGH MFSC

    o BY TELEPHONE. You can call MFSC to have shares redeemed from your account and the proceeds wired or mailed (depending on the amount redeemed) directly to a pre- designated bank account. MFSC will request personal or other information from you and will generally record the calls. MFSC will be responsible for losses that result from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify your identity. You must elect this privilege on your account application if you wish to use it.

    o BY MAIL. To redeem shares by mail, you can send a letter to MFSC with the name of your fund, your account number, and the number of shares or dollar amount to be sold.

    REDEEMING THROUGH YOUR FINANCIAL ADVISER. You can call your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.


    SIGNATURE GUARANTEE/ADDITIONAL DOCUMENTATION. In order to protect against fraud, the fund requires that your signature be guaranteed in order to redeem your shares. Your signature may be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. MFSC may require additional documentation for certain types of registrations and transactions. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may make certain de minimis exceptions to these requirements.


o   OTHER CONSIDERATIONS


    RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The MFS Funds each reserve the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one fund and to purchase shares of another fund, the MFS Funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the MFS Funds reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the fund may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund.

    EXCESSIVE TRADING PRACTICES. The MFS funds do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm fund performance. As noted above, the MFS funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the MFS funds and their shareholders, the MFS funds will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the MFS funds, has been or may be disruptive to a fund. In making this judgment, the MFS funds may consider trading done in multiple acounts under common ownership or control.

    REINSTATEMENT PRIVILEGE. After you have redeemed shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption at the current net asset value (without an initial sales charge). If the redemption involved a CDSC, your account will be credited with the appropriate amount of the CDSC paid; however, your new shares will be subject to a CDSC which will be determined from the date you originally purchased the shares redeemed. This privilege applies to shares of the MFS money market funds only under certain circumstances.

    IN-KIND DISTRIBUTIONS. The MFS funds have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The fund does not expect to make in-kind distributions, and if it does, the fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the fund's net assets, whichever is less.


    INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS. Because it is costly to maintain small accounts, the MFS funds have generally reserved the right to automatically redeem shares and close your account when it contains less than $500 due to your redemptions or exchanges. Before making this automatic redemption, you will be notified and given 60 days to make additional investments to avoid having your shares redeemed.

----------------------------------------
  VII  INVESTOR SERVICES AND PROGRAMS
----------------------------------------

    As a shareholder of the fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the fund is made through a retirement plan.

o   DISTRIBUTION OPTIONS

    The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by notifying MFSC:


    o Dividend and capital gain distributions reinvested in additional shares (this option will be assigned if no other option is specified);

    o Dividend distributions in cash; capital gain distributions reinvested in additional shares; or

    o   Dividend and capital gain distributions in cash.

    Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value as of the close of business on the record date. Distributions in amounts less than $10 will automatically be reinvested in additional shares of the fund. If you have elected to receive distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option will automatically be converted to having all distributions reinvested in additional shares. Your request to change a distribution option must be received by MFSC by the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


o   PURCHASE AND REDEMPTION PROGRAMS

    For your convenience, the following purchase and redemption programs are made available to you with respect to class A and B shares, without extra charge:

    AUTOMATIC INVESTMENT PLAN. You can make cash investments of $50 or more through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on the first business day of the month.

    AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in any MFS fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in an MFS fund for shares of the same class of shares of other MFS funds. You may make exchanges of at least $50 to up to six different funds under this plan. Exchanges will generally be made at net asset value without any sales charges. If you exchange shares out of the MFS Money Market Fund or MFS Government Money Market Fund, or if you exchange class A shares out of the MFS Cash Reserve Fund, into class A shares of any other MFS fund, you will pay the initial sales charge if you have not already paid this charge on these shares.

    REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

    DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of any MFS fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same class of another MFS fund.

    LETTER OF INTENT (LOI). If you intend to invest $50,000 or more in the MFS funds (including the MFS Fixed Fund) within 13 months, you may buy class A shares of the funds at the reduced sales charge as though the total amount were invested in class A shares in one lump sum. If you intend to invest $1 million or more under this program, the time period is extended to 36 months. If the intended purchases are not completed within the time period, shares will automatically be redeemed from a special escrow account established with a portion of your investment at the time of purchase to cover the higher sales charge you would have paid had you not purchased your shares through this program.

    RIGHT OF ACCUMULATION. You will qualify for a lower sales charge on your purchases of class A shares when your new investment in class A shares, together with the current (offering price) value of all your holdings in the MFS funds (including the MFS Fixed Fund), reaches a reduced sales charge level.

    SYSTEMATIC WITHDRAWAL PLAN. You may elect to automatically receive (or designate someone else to receive) regular periodic payments of at least $100. Each payment under this systematic withdrawal is funded through the redemption of your fund shares. For class B shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (measured at the time you establish this plan). You will incur no CDSC on class B shares redeemed under this plan. For class A shares, there is no similar percentage limitation; however, you may incur the CDSC (if applicable) when class A shares are redeemed under this plan.

----------------------------------
  VIII  OTHER INFORMATION
----------------------------------

o   PRICING OF FUND SHARES


    The price of each class of the fund's shares is based on its net asset value. The net asset value of each class of shares is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed on most national holidays and Good Friday. To determine net asset value, the fund values its assets at current market values, or at fair value as determined by the Adviser under the direction of the Board of Trustees that oversees the fund if current market values are unavailable. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

    You will receive the net asset value next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and MFSC receives your order by:


    o the valuation time, if placed directly by you (not through a financial adviser such as a broker or bank) to MFSC; or

    o MFSC's close of business, if placed through a financial adviser, so long as the financial adviser (or its authorized designee) received your order by the valuation time.

    The fund invests in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. Therefore, the value of the fund's shares may change on days when you will not be able to purchase or redeem the fund's shares.

o   DISTRIBUTIONS

    The fund intends to pay substantially all of its net income (including any realized net capital gains) to shareholders as dividends at least annually.

o   TAX CONSIDERATIONS

    The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund may have on your particular tax situation.

    TAXABILITY OF DISTRIBUTIONS. As long as the fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders.

      You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.


    The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal tax purposes.

    Fund distributions will reduce the fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    If you are neither a citizen nor a resident of the U.S., the fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the fund. The fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the fund's Account Application for additional information regarding backup withholding of federal income tax.


    TAXABILITY OF TRANSACTIONS. When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

o   UNIQUE NATURE OF FUND


    MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the fund, and which may be managed by the fund's portfolio manager(s). While the fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the funds, including differences in sales charges, expense ratios and cash flows.


o   PROVISION OF ANNUAL AND SEMIANNUAL REPORTS AND PROSPECTUSES


    The fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and prospectus will be mailed to shareholders having the same residential address on the fund's records. However, any shareholder may contact MFSC (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

-------------------------------
  IX  FINANCIAL HIGHLIGHTS
-------------------------------

    The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
    Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).
    This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in the fund's annual report to shareholders. The annual report is available upon request by contacting MFS Service Center, Inc. (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The fund's independent auditors are Deloitte & Touche LLP.

    CLASS A SHARES
    ..............................................................................................................................
                                                                               YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------------------
                                                   1999                1998              1997              1996             1995
    ------------------------------------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value - beginning of period         $15.95              $13.92            $12.97            $11.94            $10.17
                                                  ------              ------            ------            ------            ------
    Income from investment operations# -
      Net investment income (loss)(S)             $(0.03)             $(0.04)           $(0.03)           $(0.02)           $ 0.03
      Net realized and unrealized gain
        (loss) on investments and
        foreign currency                            4.99                3.96              2.96              2.62              3.46
                                                   ------              ------            ------            ------            ------
        Total from investment operations          $ 4.96              $ 3.92            $ 2.93            $ 2.60            $ 3.49
                                                   ------              ------            ------            ------            ------
    Less distributions declared to
      shareholders from net realized
      gain on investments and foreign
      currency transactions                        (1.84)              (1.89)            (1.98)            (1.57)            (1.72)
                                                   ------              ------            ------            ------            ------
    Net asset value - end of period               $19.07              $15.95            $13.92            $12.97            $11.94
                                                   ======              ======            ======            ======            ======
    Total return(+)                                32.82%              29.17%            23.28%            21.87%            34.49%
    Ratios (to average net assets)/
      Supplemental data:
      Expenses#                                     0.80%               0.81%             0.84%             0.84%             0.87%
      Net investment income (loss)                 (0.19)%             (0.25)%           (0.18)%           (0.15)%            0.21%
    Portfolio turnover                                87%                 79%               60%               65%              100%
    Net assets at end of period (000
      Omitted)                                $1,330,506          $1,137,302          $953,194          $807,657          $721,467

    (S)The distributor did not impose a portion of its distribution fee for the period indicated. If this fee had been paid by the Fund, net investment income per share and the ratios would have been:

    Net investment income                                                                                                  $  0.02
    Ratios (to average net assets):
      Expenses##                                                                                                              0.97%
      Net investment income                                                                                                   0.11%

     #Per share data are based on average shares outstanding.
    ##Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
   (+)Total returns per class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.


    CLASS B SHARES
    ..............................................................................................................................
                                                                               YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------------------
                                                   1999                1998              1997              1996             1995
    ------------------------------------------------------------------------------------------------------------------------------
    Per share data (for a share outstanding
      throughout each period):
    Net asset value - beginning of period         $15.33              $13.54            $12.73            $11.79            $10.08
                                                  ------              ------            ------            ------            ------
    Income from investment operations# -
      Net investment loss                         $(0.16)             $(0.16)           $(0.14)           $(0.14)           $(0.09)
      Net realized and unrealized gain
        (loss) on investments and
        foreign currency                            4.75                3.83              2.89              2.57              3.42
                                                  ------              ------            ------            ------            ------
        Total from investment operations          $ 4.59              $ 3.67            $ 2.75            $ 2.43            $ 3.33
                                                  ------              ------            ------            ------            ------

    Less distributions declared to shareholders
      from net realized gain on
      investments and foreign currency
      transactions                                $(1.79)             $(1.88)           $(1.94)           $(1.49)           $(1.62)
    Net asset value - end of period               $18.13              $15.33            $13.54            $12.73            $11.79
                                                  ======              ======            ======            ======            ======
    Total return                                   31.73%              28.15%            22.27%            20.72%            33.20%
    Ratios (to average net assets)/
      Supplemental data:
      Expenses##                                    1.62%               1.63%             1.64%             1.75%             1.81%
      Net investment loss                          (1.01)%             (1.05)%           (0.98)%           (1.06)%           (0.75)%
    Portfolio turnover                                87%                 79%               60%               65%              100%
    Net assets at end of period (000
      Omitted)                                   $71,363             $48,806           $25,578           $15,170            $6,673

     #Per share data are based on shares outstanding.
    ##Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

--------------------
  APPENDIX A
--------------------

o   INVESTMENT TECHNIQUES AND PRACTICES


    In pursuing its investment objective, the fund may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the fund are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.



    INVESTMENT TECHNIQUES/PRACTICES
    ..........................................................................
    SYMBOLS                   x  permitted                  -- not permitted
    --------------------------------------------------------------------------

    Debt Securities
      Asset-Backed Securities
        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                                   --
        Corporate Asset-Backed Securities                           --
        Mortgage Pass-Through Securities                            --
        Stripped Mortgage-Backed Securities                         --
      Corporate Securities                                          x
      Loans and Other Direct Indebtedness                           --
      Lower Rated Bonds                                             x
      Municipal Bonds                                               --
      Speculative Bonds                                             x
      U.S. Government Securities                                    x
      Variable and Floating Rate Obligations                        x
      Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds      x
    Equity Securities                                               x
    Foreign Securities Exposure
      Brady Bonds                                                   x
      Depositary Receipts                                           x
      Dollar-Denominated Foreign Debt Securities                    x
      Emerging Markets                                              x
      Foreign Securities                                            x
    Forward Contracts                                               x
    Futures Contracts                                               x
    Indexed Securities/Structured Products                          x
    Inverse Floating Rate Obligations                               --
    Investment in Other Investment Companies
      Open-End Funds                                                --*
      Closed-End Funds                                              x
    Lending of Portfolio Securities                                 x
    Leveraging Transactions
      Bank Borrowings                                               --*
      Mortgage "Dollar-Roll" Transactions                           --*
      Reverse Repurchase Agreements                                 --*
    Options
      Options on Foreign Currencies                                 x
      Options on Futures Contracts                                  x
      Options on Securities                                         x
      Options on Stock Indices                                      x
      Reset Options                                                 --
      "Yield Curve" Options                                         --
    Repurchase Agreements                                           x
    Restricted Securities                                           x
    Short Sales                                                     --*
    Short Sales Against the Box                                     --
    Short Term Instruments                                          x
    Swaps and Related Derivative Instruments                        --
    Temporary Borrowings                                            x
    Temporary Defensive Positions                                   x
    Warrants                                                        x
   "When-Issued" Securities                                         x

    ------------
    *May only be changed with shareholder approval.

MFS(R) GROWTH OPPORTUNITIES FUND

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the fund's actual investments. Annual reports discuss the effect of recent market conditions and the fund's investment strategy on the fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2000, provides more detailed information about the fund and is incorporated into this prospectus by reference.


  YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUND, AND MAKE INQUIRIES ABOUT THE FUND, BY CONTACTING:


    MFS Service Center, Inc.
    2 Avenue de Lafayette
    Boston, MA 02111-1738
    Telephone: 1-800-225-2606
    Internet: http://www.mfs.com


Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:


    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.


    The fund's Investment Company Act file number is 811-2032




                                                     MGO-1 4/00 145M 16/216/816

------------------------------------
MFS GROWTH OPPORTUNITIES FUND
------------------------------------

MAY 1, 2000



[GRAPHIC OMITTED]                                       STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
We invented the mutual fund(R)

(A MEMBER OF THE MFS FAMILY OF FUNDS(R))
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000



This Statement of Additional Information, as       This SAI is divided into two Parts -- Part I and
amended or supplemented from time to time (the     Part II. Part I contains information that is
"SAI"), sets forth information which may be of     particular to the Fund, while Part II
interest to investors but which is not             contains information that generally applies
necessarily included in the Fund's Prospectus      to each of the funds in the MFS Family of
dated May 1, 2000. This SAI should be read in      Funds (the "MFS Funds"). Each Part of the SAI
conjunction with the Prospectus. The Fund's        has a variety of appendices which can be
financial statements are incorporated into this    found at the end of Part I and Part II,
SAI by reference to the Fund's most recent Annual  respectively.
Report to shareholders. A copy of the Annual
Report accompanies this SAI. You may obtain a      THIS SAI IS NOT A PROSPECTUS AND IS
copy of the Fund's Prospectus and Annual Report    AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
without charge by contacting MFS Service Center,   INVESTORS ONLY IF PRECEDED OR ACCOMPANIED
Inc. (see back cover of Part II of this SAI for    BY A CURRENT PROSPECTUS.
address and phone number).

                                                                       MGO-13-B 4/00 400 16/216/816



STATEMENT OF ADDITIONAL INFORMATION
PART I
Part I of this SAI contains information that is particular to the Fund.

-----------------------
  TABLE OF CONTENTS
-----------------------                                                    Page
I     Definitions .....................................................     3
II    Management of the Fund ..........................................     3
      The Fund ........................................................     3
      Trustees and Officers -- Identification and Background ..........     3

      Trustee Compensation ............................................     3

      Affiliated Service Provider Compensation ........................     3
III   Sales Charges and Distribution Plan Payments ....................     3
      Sales Charges ...................................................     3
      Distribution Plan  Payments .....................................     3
IV    Portfolio Transactions and Brokerage Commissions ................     3
V     Share Ownership .................................................     3

VI    Performance Information .........................................     4
VII   Investment Techniques, Practices, Risks and Restrictions ........     4
      Investment Techniques, Practices and Risks ......................     4

      Investment Restrictions .........................................     4
VIII  Tax Considerations ..............................................     5
IX    Independent Auditors and Financial Statements ...................     5
      Appendix A -- Trustees and Officers -- Identification and Backgro     A
      Appendix B -- Trustee Compensation ..............................     B
      Appendix C -- Affiliated Service Provider Compensation ..........     C
      Appendix D -- Sales Charges and Distribution Plan Payments ......     D
      Appendix E -- Portfolio Transactions and Brokerage Commissions ..     E
      Appendix F -- Share Ownership ...................................     F
      Appendix G -- Performance Information ...........................     G

I   DEFINITIONS
    "Fund" - MFS Growth Opportunities Fund, a Massachusetts business trust. The Fund was known as MFS Capital Development Fund until August 17, 1993 and was known as Massachusetts Capital Development Fund, Inc. until August 3, 1992. The predecessor of the Fund - Massachusetts Capital Development Fund, Inc. (the "Company") - was incorporated under the laws of The Commonwealth of Massachusetts in 1970. The Fund was reorganized as a Massachusetts business trust on July 29, 1985 pursuant to an Agreement and Plan of Reorganization dated July 16, 1985. The reorganization received shareholder approval on March 29, 1985. All references in this SAI to the Fund's past activities are intended to include those of the Company, unless the context indicates otherwise.

    "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

    "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

    "MFSC" - MFS Service Center, Inc., a Delaware corporation.


    "Prospectus" - The Prospectus of the Fund, dated May 1, 2000, as amended or supplemented from time to time.



II  MANAGEMENT OF THE FUND

    THE FUND

    The Fund is a diversified open-end management investment company. The Trust is an open-end management investment company.

      The Fund and its Adviser and Distributor have adopted a code of ethics as required under the Investment Company Act of 1940 (the "1940 Act"). Subject to certain conditions and restrictions, this code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held or sold by the Fund. Securities transactions by some of these persons may be subject to prior approval of the Adviser's Compliance Department. Securities transactions of certain personnel are subject to quarterly reporting and review requirements. The code is on public file with, and is available from, the SEC. See the back cover of the prospectus for information on obtaining a copy.


    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The identification and background of the Trustees and officers of the Fund are set forth in Appendix A of this Part I.

    TRUSTEE COMPENSATION
    Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Fund, for certain specified periods, is set forth in Appendix B of this Part I.

    AFFILIATED SERVICE PROVIDER COMPENSATION
    Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this
    Part I.

III SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

    DISTRIBUTION PLAN PAYMENTS
    Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
    Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.


      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS Funds) have directed the Adviser to allocate a total of $43,800 of commission business from certain MFS Funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Inc. (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).


V   SHARE OWNERSHIP
    Information concerning the ownership of Fund shares by Trustees and officers of the Fund as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.


VI  PERFORMANCE INFORMATION
    Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.


VII INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

    INVESTMENT TECHNIQUES, PRACTICES AND RISKS
    The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices.

      o Foreign Securities Exposure may not exceed 25% of the Fund's net assets.

      o Lending of Portfolio Securities may not exceed 30% of the Fund's net assets.

      o    Lower Rated Bonds may not exceed 5% of the Fund's net assets.

    INVESTMENT RESTRICTIONS
    The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or
    (ii) 67% or more of the outstanding shares of the Fund or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Fund or a series or class, as applicable, are represented in person or by proxy).

      Terms used below (such as Options and Futures Contracts) are defined in
    Part II of this SAI.

      The Fund may not:

      (1) borrow money in an amount in excess of 5% of its gross assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its gross assets, in each case taken at the lower of cost or market value (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts and Forward Contracts and payments of initial and variation margin in connection therewith are not considered a pledge of assets);

      (2) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

      (3) concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objective, the Fund may invest up to 25% of its assets (taken at market value at the time of each investment) in securities of issuers in any one industry;

      (4) purchase or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), or mineral leases, commodities or commodity contracts (except for Futures Contracts, Options on Futures Contracts and Forward Contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The Fund will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for Futures Contracts, Options on Futures Contracts and Forward Contracts);

      (5) make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities in accordance with its investment objectives and policies, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements, shall not be considered the making of a loan;

      (6) purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than U.S. Government securities;

      (7) purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class;

      (8)  invest for the purpose of exercising control or management;

      (9) purchase securities issued by any other registered investment company or registered investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund shall not purchase the securities of any investment company or investment trust if such purchase at the time thereof would cause more than 10% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided further, that the Fund shall not purchase securities issued by any open-end investment company;

      (10) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation;

      (11) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is an officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both;

      (12) purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Fund may make deposits on margin in connection with options, Futures Contracts, Options on Futures Contracts and Forward Contracts;

      (13) sell any security which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

      (14) purchase or sell any put or call option or any combination thereof, provided, that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities or the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities, indexes of securities and Futures Contracts; or

      (15) invest in securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security, if more than 10% of the Fund's assets (taken at market value) would be invested in such securities.


      The Fund also has adopted the following nonfundamental policy which may be changed without shareholder approval.

      The Fund will not:

      (1) invest 25% or more of the market value of its total assets in any one industry.

      Except for Investment Restrictions (1) and (15), these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event of a violation of fundamental investment policy (15), the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.


VIII  TAX CONSIDERATIONS

      For  a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
      Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


        The Portfolio of Investments and the Statement of Assets and Liabilities at December 31, 1999, the Statement of Operations for the year ended December 31, 1999, the Statement of Changes in Net Assets for the two years ended December 31, 1999, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

--------------------------
  PART I - APPENDIX A
--------------------------

    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

    TRUSTEES
    JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
    Massachusetts Financial Services Company, Chairman and Chief Executive
    Officer


    J. ATWOOD IVES (born 5/1/36)
    Eastern Enterprises (diversified services company), Chairman, Trustee and Chief Executive Officer
    Address: Weston, Massachusetts

    LAWRENCE T. PERERA (born 6/23/35)
    Hemenway & Barnes (attorneys), Partner
    Address: Boston, Massachusetts

    WILLIAM J. POORVU (born 4/10/35)
    Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman and Trustee
    Address: Cambridge, Massachusetts

    CHARLES W. SCHMIDT (born 3/18/28)
    Private investor; IT Group, Inc. (diversified environmental services and consulting), Director
    Address: Weston, Massachusetts

    ARNOLD D. SCOTT* (born 12/16/42)
    Massachusetts Financial Services Company, Senior Executive Vice President and Director

    ELAINE R. SMITH (born 4/25/46)
    Independent consultant
    Address: Weston, Massachusetts

    DAVID B. STONE (born 9/2/27)
    North American Management Corp. (investment adviser),
    Chairman and Director; Eastern Enterprises (diversified services company), Trustee
    Address: Boston, Massachusetts


    OFFICERS
    W. THOMAS LONDON,* Treasurer (born 3/1/44)
    Massachusetts Financial Services Company, Senior
    Vice President

    JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
    Massachusetts Financial Services Company, Senior
    Vice President

    ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
    Massachusetts Financial Services Company, Vice President (since September
    1996); Deloitte & Touche LLP, Senior Manager (prior to September 1996)

    MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
    Massachusetts Financial Services Company, Vice President (since March
    1997); Putnam Investments, Vice President (from September 1994 until March
    1997); Ernst & Young LLP, Senior Tax Manager (prior to September 1994)


    STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
    Massachusetts Financial Services Company, Senior Vice President, General Counsel and Secretary

    JAMES R. BORDEWICK, JR.,* Assistant Secretary and Assistant Clerk (born 3/6/59)
    Massachusetts Financial Services Company,
    Senior Vice President and Associate General Counsel


    ----------------
    *"Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.


    Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates.

---------------------------
  PART I - APPENDIX B
---------------------------



    TRUSTEE COMPENSATION
    The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Fund, who currently receive a fee of $3,250 per year plus $165 per meeting and $130 per committee meeting attended, together with such Trustee's out-of-pocket expenses.

    TRUSTEE COMPENSATION TABLE
    ...............................................................................................................
                                             RETIREMENT BENEFIT                                 TOTAL TRUSTEE
                           TRUSTEE FEES        ACCRUED AS PART       ESTIMATED CREDITED        FEES FROM FUND
    TRUSTEE                 FROM FUND(1)     OF FUND EXPENSES(1)     YEARS OF SERVICE(2)      AND FUND COMPLEX(3)
    --------------------------------------------------------------------------------------------------------------

    J. Atwood Ives             $5,620               $1,821                    17                   $132,623
    Lawrence T. Perera          6,045                2,277                    26                    144,098
    William J. Poorvu           5,915                2,332                    25                    141,338
    Charles W. Schmidt          5,785                2,287                    20                    137,678
    Arnold D. Scott             N/A                  N/A                     N/A                      N/A
    Jeffrey L. Shames           N/A                  N/A                     N/A                      N/A
    Elaine R. Smith             6,045                1,982                    27                    144,098
    David B. Stone              6,305                2,538                    14                    151,418
    ----------------
    (1)For the fiscal year ended December 31, 1999.


    (2)Based upon normal retirement age (73).


    (3)Information provided is provided for calendar year 1999. All Trustees served as Trustees of 34 funds within the MFS fund complex (having aggregate net assets at December 31, 1999, of approximately $58.6 billion).




    ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)
    ..........................................................................
                                 YEARS OF SERVICE
      AVERAGE
    TRUSTEE FEES          3           5           7           10 OR MORE
    --------------------------------------------------------------------------
       $5,058           $  759      $1,265      $1,770        $2,529
        5,434              815       1,358       1,902         2,717
        5,809              871       1,452       2,033         2,905
        6,185              928       1,546       2,165         3,092
        6,560              984       1,640       2,296         3,280
        6,936            1,040       1,734       2,427         3,468
    ----------------


    (4)Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

---------------------------
  PART I - APPENDIX C
---------------------------

    AFFILIATED SERVICE PROVIDER COMPENSATION
    ........................................................................................................................

    The Fund paid compensation to its affiliated service providers over the specified periods as follows:

                           PAID TO MFS      AMOUNT       PAID TO MFS FOR       PAID TO MFSC        AMOUNT         AGGREGATE
                           FOR ADVISORY     WAIVED       ADMINISTRATIVE        FOR TRANSFER        WAIVED       AMOUNT PAID TO
    FISCAL YEAR ENDED        SERVICES       BY MFS          SERVICES          AGENCY SERVICES      BY MFSC       MFS AND MFSC
    ------------------------------------------------------------------------------------------------------------------------

    December 31, 1999       $4,920,865        $0            $146,749            $1,216,667           $0           $6,284,281
    December 31, 1998       $4,405,363        N/A           $129,553            $1,182,692           N/A          $5,717,608
    December 31, 1997       $3,840,881        N/A           $108,143*           $1,183,236           N/A          $5,132,260
    --------------------
    *From March 1, 1997, the commencement of the Master Administrative Service Agreement.


-------------------------
  PART I - APPENDIX D
-------------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ............................................................................

    The following sales charges were paid during the specified periods:

                          CLASS A INITIAL SALES CHARGES:    CDSC PAID TO MFD ON:

                                    RETAINED   REALLOWED   |  CLASS A   CLASS B
    FISCAL YEAR END       TOTAL      BY MFD    TO DEALERS  |   SHARES    SHARES
    -------------------------------------------------------|--------------------

    December 31, 1999    $892,251   $119,815    $772,436   |  $9,039   $156,641
    December 31, 1998    $813,066   $120,769    $692,297   |  $1,713   $ 47,937
    December 31, 1997    $636,856   $ 80,723    $556,133   |  $4,861   $ 23,865

    DEALER REALLOWANCES
    ............................................................................


    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                         PERCENT OF OFFERING PRICE
    ------------------------------------------------------------------
    Less than $50,000                                    5.00%
    $50,000 but less than $100,000                       4.00%
    $100,000 but less than $250,000                      3.20%
    $250,000 but less than $500,000                      2.25%
    $500,000 but less than $1,000,000                    1.70%
    $1,000,000 or more                                   None*
    ----------------
    *A CDSC will apply to such purchase.

    DISTRIBUTION PLAN PAYMENTS

    ..........................................................................

    During the fiscal year ended December 31, 1999, the Fund made the following Distribution Plan payments:


                                                       AMOUNT OF DISTRIBUTION AND SERVICE FEES:
    CLASS OF SHARES                            PAID BY FUND        RETAINED BY MFD       PAID TO DEALERS
    -----------------------------------------------------------------------------------------------------

    Class A Shares                              $2,092,775             $814,319             $1,278,456
    Class B Shares                              $  533,593             $406,813             $  126,780


    Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of Fund shares.

--------------------------
  PART I - APPENDIX E
--------------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ............................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:

                                                          BROKERAGE COMMISSIONS
    FISCAL YEAR END                                            PAID BY FUND
    ----------------------------------------------------------------------------

    December 31, 1999                                           $2,203,218
    December 31, 1998                                           $1,793,576
    December 31, 1997                                           $1,274,393


    SECURITIES ISSUED BY REGULAR BROKER-DEALERS
    ............................................................................

    During the fiscal year ended December 31, 1999, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of December 31, 1999:

                                                           VALUE OF SECURITIES
    BROKER-DEALER                                        AS OF DECEMBER 31, 1999
    ----------------------------------------------------------------------------
    General Electric Co.                                       $27,762,150
    Goldman Sachs Group, Inc.                                  $ 7,469,069
    Morgan Stanley Dean Witter & Co.                           $14,546,225

--------------------------
  PART I - APPENDIX F
--------------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS

    As of March 31, 2000, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares, not including 344,838.198 Class I shares of the Fund (which represent approximately 100% of the outstanding Class I shares of the Fund) owned of record by certain employee benefit plans of MFS of which Messrs. Scott and Shames are Trustees.


    25% OR GREATER OWNERSHIP

    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of March 31, 2000, and are therefore presumed to control the Fund:


                                                         JURISDICTION OF ORGANIZATION
    NAME AND ADDRESS OF INVESTOR                                (IF A COMPANY)           PERCENTAGE OWNERSHIP
    ---------------------------------------------------------------------------------------------------------
    None

    5% OR GREATER OWNERSHIP OF SHARE CLASS

    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of March 31, 2000:


    NAME AND ADDRESS OF INVESTOR OWNERSHIP                                                   PERCENTAGE
    .........................................................................................................

    Nationwide Life Insurance Co.                                                    11.33% of Class A shares

    MFS Variable Account
    Dept 1748
    P.O. Box 16786
    Columbus, OH 43216-6786
    .........................................................................................................


    MLPF&S for the Sole Benefit of its Customers                                     6.06% of Class B shares

    Attn: Fund Administration 97CE1
    4800 Deer Lake Drive E
    Jacksonville, FL 32246-6484
    .........................................................................................................


    MFS Defined Contribution Plan                                                    100% of Class I shares
    c/o Mark Leary
    Mass Financial Services
    500 Boylston Street
    Boston, MA 02116-3740


    .........................................................................................................

-----------------------------
      PART I - APPENDIX G
-----------------------------

    PERFORMANCE INFORMATION
    .........................................................................................................


    All performance quotations are as of December 31, 1999.


                                                       AVERAGE ANNUAL                  ACTUAL 30-
                                                        TOTAL RETURNS                   DAY YIELD    30-DAY YIELD      CURRENT
                                         ------------------------------------------    (INCLUDING    (WITHOUT ANY    DISTRIBUTION
                                           1 YEAR         5 YEAR          10 YEAR       WAIVERS)       WAIVERS)         RATE+
                                         ----------------------------------------------------------------------------------------

    Class A Shares, with initial sales
    charge (5.75%)                         25.19%         26.72%          16.46%           N/A            N/A            N/A

    Class A Shares, at net asset value     32.82%         28.23%          17.15%           N/A            N/A            N/A

    Class B Shares, with CDSC
    (declining over 6 years from 4% to 0%) 27.73%         26.96%          16.50%           N/A            N/A            N/A

    Class B Shares, at net asset value     31.73%         27.12%          16.50%           N/A            N/A            N/A

    Class I Shares, at net asset value     33.09%         28.36%          17.21%           N/A            N/A            N/A


    ----------------------
    +Annualized, based upon the last distribution.


    The Fund commenced investment operations with the offering of class A shares, on September 9, 1970 and subsequently offered class B shares on September 7, 1993, and class I shares on January 2, 1997.

    Class B share performance has been adjusted to take into account the CDSC applicable to class B shares, rather than the initial sales charge applicable to class A shares. The blended Class B share performance includes the performance of the Fund's class A shares for periods prior to the offering of class B shares. This blended performance has not been adjusted to take into account the difference in class specific operating expenses (e.g. distribution and service fees). Class B share performance generally would have been lower than class A share performance had class B shares been offered for the entire period, because the operating expenses attributable to class B shares are higher than those of class A shares.

    Class I share performance includes the performance of the Fund's class A shares for periods prior to the offering of class I shares. The blended Class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account the difference in class specific operating expenses (e.g. distribution and service fees). Class I share performance generally would have been higher than class A share performance had class I shares been offered for the entire period, because the operating expenses attributable to class I shares are lower than those of class A shares.


    Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

                          MFS GROWTH OPPORTUNITIES FUND


                                     PART C


ITEM 23.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) FINANCIAL STATEMENTS INCLUDED IN PARTS A AND B:


             INCLUDED IN PART A OF THIS REGISTRATION STATEMENT:
                   For the five years ended December 31, 1999:

                              Financial Highlights

              INCLUDED IN PART B OF THIS REGISTRATION STATEMENT: AT
                               December 31, 1999:

                            Portfolio of Investments*
                      Statement of Assets and Liabilities*


        For each of the two years in the period ended December 31, 1999:
                       Statement of Changes in Net Assets*

                      For the year ended December 31, 1999:
                            Statement of Operations*

--------------------------

* Incorporated herein by reference to the Fund's Annual Report to shareholders dated December 31, 1999 filed with the SEC on February 24, 2000.


          (b) EXHIBITS

              1 (a) Amended and Restated Declaration of Trust, dated February 17, 1995. (3)

                (b)  Amendment to Declaration of Trust, dated June 20, 1996. (8)

                (c) Amendment to Declaration of Trust, dated December 19, 1996 to redesignate Class P Shares as Class I Shares. (12)

              2      Amended and Restated By-Laws, dated December 21, 1994.  (3)

              3      Form of Share Certificate for Classes of Shares.  (7)

              4 Investment Advisory Agreement dated July 19, 1985, by and between the Registrant and Massachusetts Financial Services Company. (6)

              5 (a)  Distribution Agreement, dated January 1, 1995.  (3)


                (b) Dealer Agreement between MFS Fund Distributors, Inc., and a dealer, and the Mutual Fund Agreement between MFS and a bank effective November 29, 1999. (10)

              6 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991, as amended and restated February 17, 1999.
                     (1)

              7 (a) Custodian Contract between Registrant and State Street Bank and Trust Company, dated April 25, 1988. (6)

                (b)  Amendment to Custodian Contract, dated April 25, 1988.  (6)

                (c)  Amendment to Custodian Agreement, dated October 1, 1989.
                     (6)

                (d)  Amendment to Custodian Agreement, dated September 17, 1991.
                     (6)

              8 (a) Shareholder Servicing Agent Agreement between Registrant and Massachusetts Financial Service Center, dated
                     August 1, 1985.  (6)


                (b) Amendment to Shareholder Servicing Agent Agreement, dated April 1, 1999, to amend fee schedule; filed herewith.


                (c)  Exchange Privilege Agreement, dated July 30, 1997.  (11)

                (d) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (9)

                (e) Dividend Disbursing Agency Agreement among MFS Funds and State Street Bank and Trust Company, dated February 1, 1986. (4)

              9 (a)  Consent and Opinion of Counsel dated April 27, 1998.  (13)

                (b)  Legal Opinion Consent; filed herewith.


             10      Consent of Deloitte & Touche LLP; filed herewith.

             11      Not Applicable.

             12      Not Applicable.


             13 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated November 17, 1999. (10).

             14      Not Applicable.

             15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 30, 1996, as amended and restated June 17, 1998 (Exhibit A dated April 12, 2000).
                     (5)

             16 (a) Code of Ethics for the fund pursuant to Rule 17j-1 under the Investment Company Act of 1940. (2)

                (b) Code of Ethics for the fund's adviser and distributor pursuant to Rule 17j-1 under the Investment Company Act of 1940. (2)

                     Power of Attorney, dated September 21, 1994. (3)
                     Power of Attorney, dated January 20, 1999; filed herewith.

-----------------------------

 (1) Incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.

 (2) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 67 filed with the SEC via EDGAR on March 29, 2000.


 (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the SEC via EDGAR on April 28, 1995.

 (4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.

 (5) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.

 (6) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on October 2, 1995.

 (7) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.

 (8) Incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the SEC via EDGAR on August 29, 1996.

 (9) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.

(10) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 48 as filed with the SEC via EDGAR on November 29, 1999.

 (11) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.

(12) Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the SEC via EDGAR on April 29, 1997.

(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the SEC via EDGAR on April 29, 1998.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable.

ITEM 25.  INDEMNIFICATION

          Reference is hereby made to (a) Section VI of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 68, filed with the SEC on April 28, 1995 and (b) Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 69, filed with the SEC via EDGAR on October 13, 1995.


          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has ten series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has ten series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has nine series) and MFS Variable Insurance Trust ("MVI") (which has sixteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

          MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          MASSACHUSETTS INVESTMENT MANAGEMENT CO., LTD. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          MFS

          The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

                  MASSACHUSETTS INVESTORS TRUST
                  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                  MFS GROWTH OPPORTUNITIES FUND
                  MFS GOVERNMENT SECURITIES FUND
                  MFS SERIES TRUST I
                  MFS SERIES TRUST V
                  MFS SERIES TRUST VI
                  MFS SERIES TRUST X
                  MFS GOVERNMENT LIMITED MATURITY FUND

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London, a Senior Vice President of MFS, is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST II

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS GOVERNMENT MARKETS INCOME TRUST
          MFS INTERMEDIATE INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST III

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST IV
          MFS SERIES TRUST IX

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST VII

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST VIII

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

                  MFS MUNICIPAL SERIES TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS VARIABLE INSURANCE TRUST
          MFS SERIES TRUST XI
          MFS INSTITUTIONAL TRUST

          Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS MUNICIPAL INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS MULTIMARKET INCOME TRUST
          MFS CHARTER INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SPECIAL VALUE TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS/SUN LIFE SERIES TRUST

          C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

                  MONEY MARKET VARIABLE ACCOUNT
                  HIGH YIELD VARIABLE ACCOUNT
                  CAPITAL APPRECIATION VARIABLE ACCOUNT
                  GOVERNMENT SECURITIES VARIABLE ACCOUNT
                  TOTAL RETURN VARIABLE ACCOUNT
                  GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                  MANAGED SECTORS VARIABLE ACCOUNT

          C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL FUNDS

          Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS MERIDIAN FUNDS

          Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

          VERTEX

          Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John
D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIL

          Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MIL-UK

          Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFSI - AUSTRALIA

          Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS HOLDINGS - AUSTRALIA

          Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFD

          Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

          MFSC

          Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI

          Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI

          Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIMCO

          Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

          MFS TRUST

          The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart     Chairman, Sun Life Assurance Company of Canada,
                                 Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          C. James Prieur       President and a Director, Sun Life Assurance
                                 Company of Canada, Sun Life Centre, 150 King
                                 Street West, Toronto, Ontario, Canada (Mr.
                                 Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                 Life)

          William W. Stinson    Director, Sun Life Assurance Company of Canada,
                                 Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada; Director, United Dominion Industries Limited, Charlotte, N.C.; Director, PanCanadian Petroleum Limited, Calgary, Alberta; Director, LWT Services, Inc., Calgary Alberta; Director, Western Star Trucks, Inc., Kelowna, British Columbia; Director, Westshore Terminals Income Fund, Vancouver, British Columbia; Director (until 4/99), Canadian Pacific Ltd., Calgary, Alberta
ITEM 27.  DISTRIBUTORS

          (a) Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                            NAME                              ADDRESS

                  Massachusetts Financial                500 Boylston Street
                    Services Company (investment         Boston, MA 02116
                    (adviser)

                  MFS Fund Distributors, Inc.            500 Boylston Street
                    (principal underwriter)              Boston, MA  02116

                  State Street Bank and Trust            State Street South
                    Company (custodian)                  5 - West
                                                         North Quincy, MA  02171

                  MFS Service Center, Inc.               2 Avenue de Lafayette
                    (transfer agent)                     Boston, MA  02111

ITEM 29.  MANAGEMENT SERVICES

                  Not applicable.

ITEM 30.  UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of April, 2000.

                                                      MFS GROWTH OPPORTUNITIES
                                                       FUND


                                                  By:    JAMES R. BORDEWICK, JR.
                                                  Name:  James R. Bordewick, Jr.
                                                  Title: Assistant Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2000.

             SIGNATURE                               TITLE
             ---------                               -----

JEFFREY L. SHAMES*
--------------------------                  Chairman, President (Principal
Jeffrey L. Shames                            Executive Officer) and Trustee


W. THOMAS LONDON*                           Treasurer (Principal Financial
--------------------------                   Officer and Principal Accounting
W. Thomas London                             Officer)


J. ATWOOD IVES*                             Trustee
--------------------------
J. Atwood Ives

LAWRENCE T. PERERA*                         Trustee
--------------------------
Lawrence T. Perera


WILLIAM J. POORVU*                          Trustee
--------------------------
William J. Poorvu


CHARLES W. SCHMIDT*                         Trustee
--------------------------
Charles W. Schmidt


ARNOLD D. SCOTT*                            Trustee
--------------------------
Arnold D. Scott


ELAINE R. SMITH*                            Trustee
--------------------------
Elaine R. Smith


DAVID B. STONE*                             Trustee
--------------------------
David B. Stone


                                            *By:  JAMES R. BORDEWICK, JR.
                                                  ---------------------------
                                            Name: James R. Bordewick, Jr.
                                                  as Attorney-in-fact

                                            Executed by James R. Bordewick, Jr.
                                            on behalf of those indicated
                                            pursuant to (i) a Power of Attorney
                                            dated September 21, 1994,
                                            incorporated by reference to the
                                            Registran's Post-Effective
                                            Amendment No. 33 filed with the
                                            Securities and Exchange Commission
                                            via EDGAR on April 28, 1995 and
                                            (ii) a Power of Attorney dated
                                            January 20, 1999;  filed herewith.

                                POWER OF ATTORNEY

                          MFS Growth Opportunities Fund


     The undersigned officer of MFS Growth Opportunities Fund (the "Registrant") hereby severally constitutes and appoints Arnold D. Scott, Stephen E. Cavan, W. Thomas London, and James R. Bordewick, Jr., and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for the undersigned, in the name of, and in the capacity indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

     In WITNESS WHEREOF, the undersigned has hereunto set his hand as of this 20th day of January, 1999.


             SIGNATURE                               TITLE
             ---------                               -----

JEFFREY L. SHAMES*                          Principal Executive Officer
--------------------------
Jeffrey L. Shames

                                INDEX TO EXHIBITS


EXHIBIT NO.         DESCRIPTION OF EXHIBIT                              PAGE NO.
-----------         ----------------------                              --------

  8 (b)         Amendment to Shareholder Servicing Agent Agreement,
                  dated April 1, 1999.

  9 (b)         Legal Opinion Consent.

 10             Consent of Deloitte & Touche LLP.